Net investment in lease - Schedule of Net Investment in Lease, Classified (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Net investment in lease	$ 2,214.5	$ 1,428.8
Current portion of net investment in lease	(53.2)	(33.7)
Long-term portion of net investment in lease	$ 2,161.3	$ 1,395.1